TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 47.6%
	AEROSPACE & DEFENSE - 0.1%
1,091	ATI, Inc.(a)	$125,203
319	Tkms A.G.& Company KGaA(a)	24,772
		149,975
	CHEMICALS - 1.4%
940	Albemarle Corporation	132,954
2,049	CF Industries Holdings, Inc.	158,470
3,911	FMC Corporation	54,246
6,014	ICL Group Ltd.	34,340
7,069	K+S A.G.	103,145
5,479	Mosaic Company (The)	131,989
5,331	Nutrien Ltd.	329,028
3,601	OCI N.V.	12,945
3,097	Sociedad Quimica y Minera de Chile S.A. - ADR(a)	213,074
2,722	Yara International ASA	111,801
		1,281,992
	DATA CENTER REIT - 1.2%
7,650	Digital Realty Trust, Inc.	1,183,532

	ELECTRIC UTILITIES - 0.0%(b)
3,200	Northland Power, Inc.	41,615

	ENGINEERING & CONSTRUCTION - 0.0%(b)
799	Technip Energies N.V.	30,488

	FOOD - 1.4%
2,563	Adecoagro S.A.	20,325
853	Cal-Maine Foods, Inc.	67,873
3,587	Darling Ingredients, Inc.(a)	129,132
3,957	Dole plc	59,315
1,547	Fresh Del Monte Produce, Inc.	55,120
2,408	Hormel Foods Corporation	57,070
1,385	Ingredion, Inc.	152,710
3,900	Maruha Nichiro Corporation	32,021
14,806	MBRF Global Foods Company S.A. - ADR	54,042

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 47.6% (Continued)
	FOOD - 1.4% (Continued)
5,900	MEIJI Holdings Company Ltd.	$131,275
2,600	Morinaga Milk Industry Company Ltd.	61,817
5,082	Mowi ASA	122,618
2,500	NH Foods Ltd.	104,658
4,300	Nisshin Seifun Group, Inc.	52,765
4,700	Nissui Corporation	34,328
2,546	Pilgrim’s Pride Corporation	99,269
841	Salmar ASA	51,521
		1,285,859
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
13,800	Sumitomo Forestry Company Ltd.	141,367

	GAS & WATER UTILITIES - 0.8%
826	American States Water Company	59,868
722	American Water Works Company, Inc.	94,221
1,570	California Water Service Group	68,028
6,455	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	153,947
1,577	Essential Utilities, Inc.	60,494
1,154	Severn Trent plc	43,386
903	H2O America	44,238
4,078	United Utilities Group plc	65,637
3,246	Veolia Environnement S.A.	113,336
		703,155
	HEALTH CARE FACILITIES & SERVICES - 0.6%
48,754	Brookdale Senior Living, Inc.(a)	526,056

	HEALTH CARE REIT - 1.8%
16,000	American Healthcare REIT, Inc.	752,960
54,000	Healthcare Realty Trust, Inc.	915,300
		1,668,260
	INDUSTRIAL REIT - 0.8%
20,000	Rexford Industrial Realty, Inc.	774,400

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 47.6% (Continued)
	MACHINERY - 1.1%
748	AGCO Corporation	$78,031
7,354	CNH Industrial N.V.	67,804
826	Deere & Company	384,561
14,900	Kubota Corporation	210,854
2,400	Kurita Water Industries Ltd.	97,269
1,200	Organo Corporation	99,254
840	Weir Group plc (The)	32,226
		969,999
	METALS & MINING - 7.9%
413	Agnico Eagle Mines Ltd.	70,016
1,434	Agnico Eagle Mines Ltd.	243,177
2,084	Alamos Gold, Inc.	80,401
4,251	Alcoa Corporation	225,898
3,175	Anglo American plc	132,037
637	Anglogold Ashanti plc	54,323
2,421	Antofagasta plc	107,012
513	Aurubis A.G.	74,853
4,816	Barrick Mining Corporation	209,737
8,828	BHP Group Ltd. - ADR	532,946
653	Cameco Corporation	59,743
22,700	Capstone Copper Corporation(a)	227,898
8,700	Centerra Gold, Inc.	125,248
3,247	Cia de Minas Buenaventura S.A.A - ADR	90,364
964	Cleveland-Cliffs, Inc.(a)	12,802
400	Dowa Holdings Company Ltd.	18,980
7,572	Eldorado Gold Corporation(a)	271,985
3,400	Endeavour Mining plc	175,082
1,900	ERO Copper Corporation(a)	53,751
600	First Quantum Minerals Ltd.(a)	16,087
26	Franco-Nevada Corporation	5,389
4,340	Freeport-McMoRan, Inc.	220,429
1,058	Gold Fields Ltd. - ADR	46,192
2,145	Harmony Gold Mining Company Ltd. - ADR	42,686
13,716	Hecla Mining Company	263,210

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 47.6% (Continued)
	METALS & MINING - 7.9% (Continued)
13,400	Hudbay Minerals, Inc.	$266,034
11,131	IAMGOLD Corporation(a)	183,550
13,300	Ivanhoe Mines Ltd.(a)	151,259
6,715	Kinross Gold Corporation	189,094
2,500	Labrador Iron Ore Royalty Corporation	54,405
18,100	Lundin Mining Corporation	389,014
2,500	Mitsubishi Materials Corporation	58,578
2,026	MP Materials Corporation(a)	102,354
2,236	Newmont Corporation	223,265
7,557	NexGen Energy Ltd.(a)	69,524
16,834	Norsk Hydro ASA	130,602
1,459	OR Royalties, Inc.	51,634
3,259	Pan American Silver Corporation	168,849
6,890	Rio Tinto plc - ADR	551,406
685	Royal Gold, Inc.	152,269
1,863	Southern Copper Corporation	267,242
4,900	Sumitomo Metal Mining Company Ltd.	198,873
1,143	Teck Resources Ltd., Class B	54,720
7,213	Teck Resources Ltd., Class B	345,430
22,903	Vale S.A. - ADR	298,426
963	Warrior Met Coal, Inc.	84,908
544	Wheaton Precious Metals Corporation	63,931
		7,415,613
	MULTI ASSET CLASS REIT - 0.5%
30,000	FrontView REIT, Inc.	442,800

	OFFICE REIT - 1.3%
8,600	BXP, Inc.	580,328
23,500	Highwoods Properties, Inc.	606,770
		1,187,098
	OIL & GAS PRODUCERS - 5.9%
7,597	Aker BP ASA	193,625
247	APA Corporation	6,042
6,300	ARC Resources Ltd.	118,191

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 47.6% (Continued)
	OIL & GAS PRODUCERS - 5.9% (Continued)
7,400	Athabasca Oil Corporation(a)	$37,901
74,500	Baytex Energy Corporation	240,993
1,128	Black Stone Minerals, L.P.	14,991
1,174	California Resources Corporation	52,490
6,274	Canadian Natural Resources Ltd.	212,375
15,208	Cenovus Energy, Inc.	257,276
969	Chord Energy Corporation	89,826
3,830	Civitas Resources, Inc.	103,755
2,443	CNX Resources Corporation(a)	89,829
4,728	ConocoPhillips	442,588
6,726	Coterra Energy, Inc.	177,028
6,477	Devon Energy Corporation	237,253
771	Diamondback Energy, Inc.	115,904
1,525	Eni SpA - ADR	57,859
2,697	EOG Resources, Inc.	283,212
1,232	EQT Corporation	66,035
9,561	Equinor ASA - ADR	225,926
900	Imperial Oil Ltd.	77,753
18,000	Inpex Corporation	359,359
3,174	Magnolia Oil & Gas Corporation, Class A	69,479
3,376	Matador Resources Company	143,277
5,150	Murphy Oil Corporation	160,938
1,700	Northern Oil & Gas, Inc.	36,499
3,000	NuVista Energy Ltd.(a)	39,605
255	Ovintiv, Inc.	9,993
8,071	Permian Resources Corporation	113,236
12,064	Petroleo Brasileiro S.A. - ADR	142,958
3,200	Peyto Exploration & Development Corporation	52,946
3,500	PrairieSky Royalty Ltd.	68,925
546	Range Resources Corporation	19,252
4,459	SM Energy Company	83,383
7,400	Suncor Energy, Inc.	328,441
1,500	Topaz Energy Corporation	30,097
3,558	TotalEnergies S.E.	232,365

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 47.6% (Continued)
	OIL & GAS PRODUCERS - 5.9% (Continued)
3,900	Tourmaline Oil Corporation	$174,944
15,015	Var Energi ASA 144A(c)	49,158
3,312	Viper Energy, Inc., Class A	127,943
13,500	Whitecap Resources, Inc.	113,109
2,942	Woodside Energy Group Ltd. - ADR	45,866
		5,502,625
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
2,584	Archrock, Inc.	67,236
4,709	Baker Hughes Company	214,448
2,945	Fugro N.V.	29,374
7,252	Halliburton Company	204,942
5,583	Helmerich & Payne, Inc.	160,120
12,047	Liberty Energy, Inc.	222,388
969	Noble Corporation plc	27,365
2,196	NOV, Inc.	34,323
863	Oceaneering International, Inc.(a)	20,738
21,227	Patterson-UTI Energy, Inc.	129,697
912	SBM Offshore N.V.	26,250
1,900	Secure Waste Infrastructure Corporation	23,906
5,873	SLB Ltd.	225,405
1,615	Subsea 7 S.A.	32,558
2,024	Tidewater, Inc.(a)	102,232
4,187	Transocean Ltd.(a)	17,292
		1,538,274
	REAL ESTATE INVESTMENT TRUSTS - 15.6%
27,000	American Homes 4 Rent, Class A	866,700
6,600	American Tower Corporation	1,158,762
50,000	Americold Realty Trust, Inc.	643,000
3,750	AvalonBay Communities, Inc.	679,913
6,300	Camden Property Trust	693,504
2,700	Equinix, Inc.	2,068,631
28,500	InvenTrust Properties Corporation	803,985
1,010	PotlatchDeltic Corporation	40,178
15,800	Prologis, Inc.	2,017,028

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 47.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 15.6% (Continued)
2,550	Public Storage	$661,725
1,778	Rayonier, Inc.	38,488
4,900	SBA Communications Corporation	947,807
25,000	Sila Realty Trust, Inc.	582,750
7,200	Sun Communities, Inc.	892,152
20,000	Ventas, Inc.	1,547,600
4,100	Welltower, Inc.	761,001
1,049	Weyerhaeuser Company	24,851
		14,428,075

	RENEWABLE ENERGY - 0.1%
223	First Solar, Inc.(a)	58,255
1,700	GS Yuasa Corporation	40,701
		98,956
	RESIDENTIAL REIT - 1.0%
7,000	Centerspace	467,040
17,000	Invitation Homes, Inc.	472,430
		939,470
	RETAIL REIT - 2.2%
30,000	Brixmor Property Group, Inc.	786,600
13,000	NNN REIT, Inc.	515,190
43,800	Whitestone REIT	608,382
		1,910,172
	SELF-STORAGE REIT - 0.6%
18,300	Smartstop Self Storage REIT, Inc.	566,202

	SEMICONDUCTORS - 0.1%
10,900	SUMCO Corporation	99,863

	STEEL - 1.0%
2,219	ArcelorMittal S.A. - ADR	101,120
48,408	Gerdau S.A. - ADR	178,626
8,700	JFE Holdings, Inc.	110,952

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	COMMON STOCKS — 47.6% (Continued)
	STEEL - 1.0% (Continued)
38,500	Nippon Steel Corporation			$157,757
554	Nucor Corporation			90,363
1,078	POSCO Holdings, Inc. - ADR			57,360
476	Steel Dynamics, Inc.			80,658
1,095	Ternium S.A. - ADR			41,818
6,390	thyssenkrupp A.G.			69,620
				888,274
	WHOLESALE - CONSUMER STAPLES - 0.3%
2,621	Bunge Global S.A.			233,479

	TOTAL COMMON STOCKS (Cost $38,991,301)			44,007,599

	PRECIOUS METALS - PHYSICAL HOLDING — 28.6%
	PRECIOUS METAL - 28.6%
6,143	GOLD BARS(a)			26,508,388

	TOTAL PRECIOUS METALS - PHYSICAL HOLDING (Cost $7,240,876)			26,508,388

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 22.4%
	U.S. TREASURY INFLATION PROTECTED — 22.4%
161,200	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	263,966
2,309,200	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	3,759,158
1,310,000	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,699,937
530,000	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	830,410
990,000	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,258,155
855,000	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,339,728
115,000	United States Treasury Inflation Indexed Bonds	1.1250	10/15/30	114,156
5,710,400	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	6,668,105
1,700,000	United States Treasury Inflation Indexed Bonds	1.8750	07/15/35	1,722,588
4,462,200	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	3,026,890
				20,683,093

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $21,083,088)			20,683,093

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
650,940	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(d) (Cost $650,940)	$650,940

	TOTAL INVESTMENTS - 99.3% (Cost $67,966,205)	$91,850,020
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	603,628
	NET ASSETS - 100.0%	$92,453,648

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

ASA	- Aksjeselskap

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.A.	- Sociedad Anónima Abierta

S.E.	- Societas Europaea

SpA	- Societa per Azioni

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of Rule 144A securities is $49,158 or 0.1% of net assets.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.